Common Stock Issuances of Issuer for the year ended December 31, 2013 (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Common Stock Issuances of Issuer for the year ended
Company issued an aggregate of shares of its Common Stock to convertible note holders upon conversion	25,000,000
Aggregate principal amount of notes converted by such note holders	$ 500,000
Issue of common shares at a conversion price of per share	$ 0.02
Shares of Common Stock issued upon conversion of Series A-1 Preferred Stock	6,875,000
No of Series A-1 convertible preferred shares converted	687,500
Conversion factor of common shares for 1 preferred share	10
Common Stock issued as payment for employee and consulting services rendered.	200,000
Shares issued to Note holders who exercised their conversion rights,	65,781,633
Aggregate principal amount of notes converted by such note holders	$ 2,093,011
Issue of common shares at a conversion price of per share	$ 0.02
Shares of Common Stock issued upon conversion of Series A-1 Preferred Stock	11,125,000
No of Series A-1 convertible preferred shares converted	1,125,000
Shares of Common stock to investors	620,710
Shares issued to a consultant for services to be performed at an average issue price of $0.34 per share	200,000
Shares issued at a market price of $0.44 per share, as a fee paid for a call option related to the Gel Properties note	12,500